COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Note 9.Commitments And Contingencies Details Abstract
2018	$ 82,659	$ 170,394
2019	160,034	164,463
2020	72,281	74,255
2021	25,191	25,813
2022
Thereafter
Total	$ 340,165	$ 434,925